UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                  March 31, 2005

Check here if Amendment [X ]; Amendment Number:  1
    This Amendment (Check only one.):                 [X] is a restatement.
                                                      [ ] adds new holdings
                                                          entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Advisors LLC
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number:  028-11375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

  /S/ MARK MCKEEFRY              NEW YORK, NY               MAY 16, 2005
----------------------      ----------------------    ----------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                      39

Form 13F Information Table Value Total:                  $ 190,688
                                                       (in thousands)




List of Other Included Managers:

None

                                                      FORM 13F INFORMATION TABLE
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



------------------------- --------------- --------- --------- ----------- ----- ----- ----------- ----------- ----------------
        COLUMN I              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
        --------              --------     --------   --------        --------         --------    --------       --------

------------------------- --------------- --------- --------- ----------- ----- ----- ----------- ----------- ----------------

     NAME OF ISSUER         TITLE OF                   VALUE      SHRS OR
                              CLASS         CUSIP    (X$1000)      PRM      SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
                                                                   AMT      PRN  CALL DISCRETION  MANAGERS
------------------------- --------------- --------- --------- ----------- ----- ----- ----------- ----------- ----------------
                                                                                                              SOLE SHARED NONE

------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
CIENA CORP                Note 3.75%      171779AA9   32,232   37,753,000             SOLE                     X
                               2/0
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
MANUGISTICS GROUP INC     Note 5.000%     565011AB9   33,397   36,852,000             SOLE                     X
                              11/0
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
STANDARD MOTOR PRODUCTS,  SDCV 6.75%      853666AB1    765       825,000              SOLE                     X
INC.                          7/1
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
TERAYON COMMUNICATION     Note 5.00%      880775AC5   26,101   27,584,000             SOLE                     X
SYS INC                       8/0
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
FINISAR CORPORATION       Note 5.250%     31787AAC5   15,175   17,879,000             SOLE                     X
                              10/1
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
ISIS PHARMACEUTICALS      Note 5.50%      464337AC8    7,865   9,725,000              SOLE                     X
                              5/0
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
COMPUTER NETWORK TECH     Note 3.000%
CORP                          2/1         204925AC5    921      1,000,000             SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
EMCORE CORP.              Note 5.00%
                              5/1         290846AB0   8,767     9,795,000             SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
NETWORK EQUIP TECH SUB    SDCV 7.250%     641208AA1   3,638     4,548,000             SOLE                     X
DEB                           5/1
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
CYPRESS SEMICONDUCTOR     Note 1.250%     232806AH2   29,735   27,920,000             SOLE                     X
CORP                          6/1
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
CORIXA CORPORATION        Note 4.250%     21887FAC4   1,683     2,000,000             SOLE                     X
                              7/0
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
FINISAR CORPORATION       Note 2.500%     31787AAF8   16,451   20,500,000             SOLE                     X
                              10/1
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
ASK JEEVES INC                COM         045174109    316       11,250               SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
ATMEL CORP.                   COM         049513104    295      100,000               SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
BEVERLY ENTERPRISES         COM NEW       087851309     25       2,000                SOLE                     X
INC (NEW)
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
CIRRUS LOGIC COMMON STOCK     COM         172755100     90      20,000                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
HIBERNIA CORP                 CL A        428656102    115       3,600                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
HOLLYWOOD ENTERTAINMENT       COM         436141105     46       3,500                SOLE                     X
CORP
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
MANDALAY RESORT GROUP         COM         562567107   1,734     24,600                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
MARKWEST HYDROCARBON INC      COM         570762104   1,874     85,400                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
MAY DEPT. STORES CO.          COM         577778103    689      18,625                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
NEXTEL COMMUNICATIONS         CL A        65332V103   1,293     45,500                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
RETEK INC                     COM         76128Q109    230      20,500                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
SUNGARD DATA SYSTEMS, INC     COM         867363103    466      13,500                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
TEMPLE INLAND INC             COM         879868107    167       2,300                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
TOYS R US INC. (HOLDING       COM         892335100    528       20,500               SOLE                     X
CO)
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
UNITED DEFENSE INDS INC       COM         91018B104    441       6,000                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
TECNOMATIX TECHS. LTD.        ORD         M8743P105     68       4,000                SOLE                     X
(ORD)
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
CTI MOLECULAR IMAGING,        COM         22943D105    274      13,500                SOLE                     X
INC.
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
IMPAC MEDICAL SYSTEMS         COM         45255A104    119       5,000                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
WARWICK VALLEY TEL CO         COM         936750108    160       7,400                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
ASCENTIAL SOFTWARE          COM NEW       04362P207    593      32,000                SOLE                     X
CORPORATION
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
HAWAIIAN HOLDINGS INC         COM         419879101   3,139     479,900               SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
MCI INC.                      COM         552691107    991      39,800                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
ZILOG INC                   COM Par       989524301    125      24,300                SOLE                     X
                             $0.01
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
IAC/INTERACTIVECORP           COM         44919P102    140       6,300                SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
PUT/CKC(CKCQZ) @ 2.5
EXP05/21/2005 COLLINS
& AIKMAN CORP                COM NEW      194830204    12        9,500            PUT SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
PUT/SDS(SDSPF) @ 30
EXP04/16/2005 SUNGARD
DATA SYS INC                  COM         867363103    17         500             PUT SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----
PUT/AAII(IUQRZ) @ 2.5
EXP06/18/2005 AAIPHARMA
INC                           COM         00252W104    11      16,000             PUT SOLE                     X
------------------------- --------------- --------- --------- ----------- ----- ----- ------------ ---------- ---- ------ ----

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